Brazilian Accounts Receivable Securitization Program	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Brazilian accounts receivable securitization program
10.	Brazilian accounts receivable securitization program
In December 2021, Koin, one of our Brazilian subsidiaries, established an accounts receivable securitization and purchase program with a special purpose vehicle, or “SPV”, which we expect to be fully operational in 2022. This program is structured to be a securitization of certain finance receivables that are originated by Koin. The SPV will borrow funds from investors to fund its acquisition of the receivables and will provide investors with a first priority perfected security interest in the accounts receivable. We do not have an equity interest in the SPV.
We evaluated the SPV and concluded that the SPV is a variable interest entity (“VIE”) because its total equity investment at risk is not sufficient to permit the SPV to finance its activities without additional subordinated financial support from investors or via the collections from accounts receivable already purchased. Additionally, we are considered the primary beneficiary of the SPV since we have the ability to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses and the right to receive benefits that are potentially significant to the VIE.
Our continuing involvement in the securitization transaction consists primarily of holding certain retained interests and acting as the primary servicer for which we earn a servicing fee. The securities issued by the SPV are supported by the expected cash flows from the underlying securitized finance receivables. Cash inflows from these finance receivables are distributed to investors in accordance with the contractual priority of payments (“waterfall”) and, as such, most of these inflows must be directed first to service and repay certificates held principally by third-party investors. After these senior obligations are extinguished, substantially all cash inflows will be directed to the subordinated notes until fully repaid and, thereafter, to the residual interest that we own in the SPV. Therefore, we retain credit risk in the securitization because our retained interest includes the most subordinated interest in the securitized assets, which are the first to absorb credit losses on the securitized assets. We expect that any credit losses in the pools of securitized assets will likely be limited to our subordinated and residual retained interests. We have no obligation to repurchase or replace qualified securitized assets that subsequently become delinquent or are otherwise in default. We also may have exposure associated with contractual obligations to repurchase previously transferred receivables due to breaches of representations and warranties.
In evaluating whether we are the primary beneficiary, management considers both qualitative and quantitative factors regarding the nature, size, and form of our involvement with the VIE. Management assesses whether we are the primary beneficiary of the VIE on an ongoing basis.
Therefore, we consolidate the SPV in our consolidated financial statements. Any activity between the participating subsidiary and the SPV is eliminated in consolidation. We present the carrying amount of assets and liabilities of the VIE reflected on our consolidated balance sheet. The assets of the consolidated SPV primarily consist of cash and receivables, which we report on our consolidated balance sheet as of December 31, 2021, under restricted cash for securitization investors and other assets and prepaid expenses, respectively. The assets of the SPV are the primary source of funds to settle its obligations. The creditors of the SPV typically do not have recourse to the general credit of our company. The liabilities primarily consist of debt securities issued by the SPV, which we report as securitized debt obligations.
As of December 31, 2021, the maximum purchase limit for receivables under the program was Reais 25,000,000 (equivalent to $4,488 as of December 31, 2021), subject to availability limits. As of December 31, 2021, we had very limited activity under the program with a nominal amount of $44 of receivables transferred to year-end
which we reflect under “Other assets and prepaid expenses”. The SPV has not issued any securities to investors as of December 31, 2021.